SCOPE OF CONSOLIDATION - Assets Held for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 5,600	$ 4,867	$ 2,172	$ 2,574
Inventories	12,328	17,296
Total current assets	27,973	28,616
Non-current assets:
Property, plant and equipment	30,622	36,231
Other assets	1,482	1,648
Total non-current assets	54,079	59,292
Total assets	82,052	87,908
Current liabilities:
Current liabilities	22,667	21,287
Non-current liabilities:
Long-term debt	9,815	11,471
Other long-term liabilities	1,148	2,518
Total Non-current Liabilities	19,148	26,138
Total liabilities	41,815	$ 47,425
Disposal groups classified as held for sale | ArcelorMittal Italia and plate operations in Europe
Current assets:
Cash and cash equivalents	3
Trade accounts receivable, prepaid expenses and other current assets	635
Inventories	1,446
Total current assets	2,084
Non-current assets:
Property, plant and equipment	1,843
Other assets	402
Total non-current assets	2,245
Total assets	4,329
Current liabilities:
Trade accounts payables, accrued expenses and other liabilities	1,236
Current liabilities	1,236
Non-current liabilities:
Long-term debt	21
Other long-term liabilities	1,782
Total Non-current Liabilities	1,803
Total liabilities	$ 3,039